Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Authorized shares of common stock (in shares)		100,000		100,000
Par value of shares of common stock (in dollars per share)		$ 20		$ 20
Dividends paid	[1]	$ 1.7		$ 1.2	$ 2.4
Dividends		30.0	[2]	$ 1.2	2.4	[2]
Non-cash dividend		28.3
Parental loan extinguishment	[3]				0.2
Additional Paid-in Capital
Class of Stock [Line Items]
Dividends	[2]	$ 28.9			2.4
Parental loan extinguishment	[3]				$ 0.2

[1]	For the year ended 2022, the Company had a $28.3 million non-cash extraordinary dividend. See Note 7 for additional information.
[2]	Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital and treated as a return of capital.
[3]	Amount relates to a loan from Parent that was extinguished during 2020, which in accordance with ASC 470, Debt, was treated as a capital transaction given it was between related entities.